Payroll, staff and employee benefits obligations - Expected future cash outflows (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits	11 years
Expected contributions in respect of funded pension plans in 2020	$ 161
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	509
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	502
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	556
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	583
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	574
Pension benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 3,023
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits	14 years
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 24
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	23
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	22
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	21
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	20
Other benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 105